Commitments and Contingencies - Lease Commitments (Details) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2016 renewal_option	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Delivery Hubs, Vending Machines, and Offices
Operating Leased Assets [Line Items]
Operating leases, rent expense			$ 4.2	$ 0.9	$ 0.3
Transportation fleet equipment
Operating Leased Assets [Line Items]
Operating leases, renewal term	6 years
Operating leases, rent expense	$ 0.1
Operating lease term	2 years
Corporate Headquarters, Office Lease
Operating Leased Assets [Line Items]
Operating leases, renewal term		5 years
Operating lease term		83 months
Operating lease, number of renewal options | renewal_option		3
Minimum | Delivery Hubs, Vending Machines, and Offices
Operating Leased Assets [Line Items]
Operating leases, renewal term			3 years
Maximum | Delivery Hubs, Vending Machines, and Offices
Operating Leased Assets [Line Items]
Operating leases, renewal term			20 years